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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------
Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.): [_]  is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Moab Capital Partners, LLC
           ---------------------------
 Address:  15 East 62nd Street
           ---------------------------
           New York, New York 10065
           ---------------------------

Form 13F File Number:   28 - 14318
                     -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael M. Rothenberg
           ---------------------------
Title:     Managing Director
           ---------------------------
Phone:     (212) 981-2646
           ---------------------------

Signature, Place, and Date of Signing:

 /s/ Michael M. Rothenberg         New York, New York        November 12, 2012
 ----------------------------  -------------------------   ---------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         --------------------

Form 13F Information Table Entry Total:       25
                                         --------------------

Form 13F Information Table Value Total:       249,783
                                         --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

------------------------------------------------------------------------------------------------------------------------------------
       Column 1                  Column 2      Column 3       Column 4       Column 5         Column 6            Column 7
------------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER            TITLE OF CLASS    CUSIP       VALUE      SHRS OR  SH/   PUT/   INVESTMENT        VOTING AUTHORITY
                                                          (x $1,000)   PRN AMT  PRN   CALL   DISCRETION     SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
1 800 FLOWERS                      CL A        68243Q106    2,611      699,962  SH             SOLE       699,962
ACTIONS SEMICONDUCTOR               ADR        00507E107       91       56,286  SH             SOLE        56,286
AMERICAN INTL GROUP               COM NEW      026874784    4,069      124,100  SH             SOLE       124,100
CAPITOL FED FINL INC                COM        14057J101    7,867      657,751  SH             SOLE       657,751
CHATHAM LODGING TRUST               COM        16208T102   18,537    1,335,541  SH             SOLE     1,335,541
CIT GROUP INC                     COM NEW      125581801   15,315      388,808  SH             SOLE       388,808
DIANA CONTAINERSHIPS INC            COM        Y2069P101      619      110,308  SH             SOLE       110,308
FIRST CONN BANCORP INC              COM        319850103    1,985      146,904  SH             SOLE       146,904
FORBES ENERGY SVCS LTD              COM        345143101      230       65,842  SH             SOLE        65,842
GILDAN ACTIVEWEAR INC               COM        375916103    2,141       67,556  SH             SOLE        67,556
GREAT LAKE DREDGE & DOCK CO         COM        390607109   18,664    2,423,902  SH             SOLE     2,423,902
ISHARES TRUST                  RUSSELL 2000    464287655   80,102      960,000  SH    PUT      SOLE       960,000
LENNAR CORP                        CL B        526057302   30,101    1,117,329  SH             SOLE     1,117,329
LENNAR CORP                        CL A        526057104   16,051      595,800  SH    CALL     SOLE       595,800
MAC-GRAY CORP                       COM        554153106   18,347    1,368,149  SH             SOLE     1,368,149
MACQUARIE INFRA CO LLC        MEMBERSHIP INT   55608B105   11,666      281,256  SH             SOLE       281,256
NACCO INDS INC                     CL A        629579103    2,908       23,190  SH             SOLE        23,190
NASDAQ OMX GROUP INC                COM        631103108    2,454      105,360  SH             SOLE       105,360
NAUTILUS INC                        COM        63910B102      319      121,774  SH             SOLE       121,774
NEXEN INC                           COM        65334H102    1,902       75,140  SH             SOLE        75,140
PRUDENTIAL FINL INC                 COM        744320102    1,555       28,531  SH             SOLE        28,531
SUNCOKE ENERGY INC                  COM        86722A103    3,123      193,705  SH             SOLE       193,705
SYCAMORE NETWORKS INC             COM NEW      871206405    5,690      369,476  SH             SOLE       369,476
UNITED ONLINE INC                   COM        911268100    2,718      492,370  SH             SOLE       492,370
XERIUM TECHNOLOGIES               COM NEW      98416J118      717      204,911  SH             SOLE       204,911